Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited)

March 31, 2025

	Shares/ Principal	Fair Value
Common Stocks - 98.5%
Aerospace & Defense - 2.1%
General Dynamics Corp.	1,827	$498,004
General Electric Co.	5,572	1,115,236
HEICO Corp., Class A	506	106,751
Lockheed Martin Corp.	9,250	4,132,067
Northrop Grumman Corp.	7,444	3,811,402
RTX Corp.	20,580	2,726,027
		12,389,487
Air Freight & Logistics - 0.6%
FedEx Corp.	8,230	2,006,309
United Parcel Service, Inc., Class B	14,447	1,589,026
		3,595,335
Automobile Components - 0.2%
BorgWarner, Inc.	42,798	1,226,163

Automobiles - 1.5%
General Motors Co.	15,624	734,797
Tesla, Inc. *	31,308	8,113,781
XPeng, Inc., ADR *	4,284	88,764
		8,937,342
Banks - 3.8%
Bank of America Corp.	166,466	6,946,626
Citigroup, Inc.	29,880	2,121,181
JPMorgan Chase & Co.	31,470	7,719,591
PNC Financial Services Group, Inc. (The)	29,764	5,231,619
Wells Fargo & Co.	1,676	120,320
		22,139,337
Beverages - 1.2%
Coca-Cola Co. (The)	64,436	4,614,906
Constellation Brands, Inc., Class A	4,067	746,376
Monster Beverage Corp. *	4,806	281,247
PepsiCo, Inc.	10,689	1,602,709
		7,245,238
Biotechnology - 2.5%
AbbVie, Inc.	23,697	4,964,995
Amgen, Inc.	6,465	2,014,171
Biogen, Inc. *	9,743	1,333,232
Exelixis, Inc. *	3,136	115,781
Gilead Sciences, Inc.	25,083	2,810,550
Incyte Corp. *	7,486	453,277
Natera, Inc. *	2,623	370,918
Neurocrine Biosciences, Inc. *	6,901	763,251
Regeneron Pharmaceuticals, Inc.	2,315	1,468,243
United Therapeutics Corp. *	1,461	450,383
		14,744,801
Broadline Retail - 4.2%
Amazon.com, Inc. *	127,148	24,191,179
Etsy, Inc. *	7,158	337,714
JD.com, Inc., ADR	6,313	259,591
		24,788,484
Building Products - 0.3%
Allegion PLC	669	87,278

	Shares/ Principal	Fair Value

Building Products (continued)
Armstrong World Industries, Inc.	639	$90,022
Owens Corning	1,548	221,086
Trane Technologies PLC	4,836	1,629,345
		2,027,731
Capital Markets - 3.8%
Cboe Global Markets, Inc.	657	148,672
Charles Schwab Corp. (The)	36,415	2,850,566
CME Group, Inc.	7,441	1,974,023
Goldman Sachs Group, Inc. (The)	902	492,754
Intercontinental Exchange, Inc.	17,404	3,002,190
Invesco Ltd.	40,933	620,954
Janus Henderson Group PLC	2,372	85,748
Moody's Corp.	9,400	4,377,486
Morgan Stanley	35,723	4,167,802
Morningstar, Inc.	349	104,655
MSCI, Inc.	1,912	1,081,236
Nasdaq, Inc.	1,016	77,074
S&P Global, Inc.	7,141	3,628,342
		22,611,502
Chemicals - 0.6%
DuPont de Nemours, Inc.	4,418	329,936
Ecolab, Inc.	1,818	460,899
Lyondellbasell Industries NV, Class A	33,054	2,327,002
Mosaic Co. (The)	9,205	248,627
		3,366,464
Commercial Services & Supplies - 0.8%
Cintas Corp.	17,968	3,692,963
Waste Connections, Inc.	452	88,226
Waste Management, Inc.	4,250	983,917
		4,765,106
Communications Equipment - 1.0%
Arista Networks, Inc. *	5,726	443,650
Cisco Systems, Inc.	40,550	2,502,341
Juniper Networks, Inc.	4,138	149,754
Motorola Solutions, Inc.	6,104	2,672,392
		5,768,137
Construction & Engineering - 0.3%
Comfort Systems USA, Inc.	1,600	515,728
EMCOR Group, Inc.	550	203,297
MasTec, Inc. *	7,955	928,428
		1,647,453
Consumer Finance - 0.6%
American Express Co.	12,188	3,279,181

Consumer Staples Distribution & Retail -
3.1%
Costco Wholesale Corp.	9,375	8,866,688
Target Corp.	10,370	1,082,213
Walmart, Inc.	93,300	8,190,807
		18,139,708
Containers & Packaging - 0.4%
Crown Holdings, Inc.	1,858	165,845

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

	Shares/ Principal	Fair Value

Containers & Packaging (continued)
Packaging Corp. of America	11,719	$2,320,596
		2,486,441
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. *	2,465	313,154

Diversified Telecommunication Services -
0.6%
AT&T, Inc.	37,488	1,060,160
Verizon Communications, Inc.	54,724	2,482,281
		3,542,441
Electric Utilities - 1.3%
Duke Energy Corp.	13,849	1,689,163
Edison International	4,987	293,834
Entergy Corp.	47,535	4,063,767
Exelon Corp.	5,624	259,154
OGE Energy Corp.	9,676	444,709
PG&E Corp.	40,200	690,636
Pinnacle West Capital Corp.	3,754	357,568
		7,798,831
Electrical Equipment - 0.8%
AMETEK, Inc.	7,160	1,232,522
Eaton Corp. PLC	12,108	3,291,318
GE Vernova, Inc.	899	274,447
		4,798,287
Electronic Equipment, Instruments &
Components - 0.7%
Amphenol Corp., Class A	50,894	3,338,138
Corning, Inc.	1,594	72,973
Flex Ltd. *	9,101	301,061
Keysight Technologies, Inc. *	4,413	660,935
		4,373,107
Energy Equipment & Services - 0.2%
Halliburton Co.	28,473	722,360
TechnipFMC PLC	5,364	169,985
		892,345
Entertainment - 1.0%
Netflix, Inc. *	5,218	4,865,941
Walt Disney Co. (The)	8,198	809,143
		5,675,084
Financial Services - 3.6%
Berkshire Hathaway, Inc., Class B *	11,154	5,940,397
Mastercard, Inc., Class A	8,304	4,551,588
Visa, Inc., Class A	30,136	10,561,463
		21,053,448
Food Products - 0.2%
Ingredion, Inc.	4,096	553,820
Kellanova	1,885	155,494
Tyson Foods, Inc., Class A	10,591	675,812
		1,385,126
Ground Transportation - 0.5%
CSX Corp.	6,581	193,679

	Shares/ Principal	Fair Value

Ground Transportation (continued)
Knight-Swift Transportation Holdings, Inc.	6,975	$303,343
Uber Technologies, Inc. *	26,578	1,936,473
Union Pacific Corp.	2,978	703,522
		3,137,017
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	20,900	2,772,385
Align Technology, Inc. *	843	133,919
Boston Scientific Corp. *	42,262	4,263,391
Dexcom, Inc. *	8,913	608,669
Edwards Lifesciences Corp. *	17,745	1,286,158
Insulet Corp. *	796	209,038
Intuitive Surgical, Inc. *	4,324	2,141,547
Medtronic PLC	33,341	2,996,022
STERIS PLC	1,243	281,726
Stryker Corp.	558	207,715
		14,900,570
Health Care Providers & Services - 2.8%
Acadia Healthcare Co., Inc. *	1,948	59,063
Cardinal Health, Inc.	3,224	444,170
Centene Corp. *	32,161	1,952,494
Cigna Group (The)	2,517	828,093
Elevance Health, Inc.	2,246	976,920
Encompass Health Corp.	12,499	1,265,899
HCA Healthcare, Inc.	5,023	1,735,698
McKesson Corp.	988	664,914
Tenet Healthcare Corp. *	893	120,109
UnitedHealth Group, Inc.	13,938	7,300,028
Universal Health Services, Inc., Class B	5,442	1,022,552
		16,369,940
Health Care REITs - 0.4%
Ventas, Inc.	33,196	2,282,557
Welltower, Inc.	502	76,911
		2,359,468
Health Care Technology - 0.1%
Doximity, Inc., Class A *	1,607	93,254
Veeva Systems, Inc., Class A *	773	179,050
		272,304
Hotels, Restaurants & Leisure - 1.9%
Booking Holdings, Inc.	1,185	5,459,188
Boyd Gaming Corp.	2	132
Chipotle Mexican Grill, Inc. *	20,080	1,008,217
Domino's Pizza, Inc.	572	262,805
DoorDash, Inc., Class A *	8,402	1,535,634
Hilton Worldwide Holdings, Inc.	2,317	527,233
McDonald's Corp.	6,551	2,046,336
Wyndham Hotels & Resorts, Inc.	3,483	315,246
Yum! Brands, Inc.	1,167	183,639
		11,338,430
Household Durables - 0.7%
DR Horton, Inc.	5,301	673,916

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

	Shares/ Principal	Fair Value

Household Durables (continued)
Garmin Ltd.	4,996	$1,084,782
NVR, Inc. *	193	1,398,167
PulteGroup, Inc.	4,188	430,526
Taylor Morrison Home Corp. *	5,231	314,069
Toll Brothers, Inc.	2,337	246,764
		4,148,224
Household Products - 1.5%
Colgate-Palmolive Co.	51,415	4,817,585
Procter & Gamble Co. (The)	22,068	3,760,829
		8,578,414
Industrial Conglomerates - 0.5%
3M Co.	2,140	314,280
Honeywell International, Inc.	12,476	2,641,793
		2,956,073
Insurance - 2.4%
Aflac, Inc.	2,522	280,421
Allstate Corp. (The)	12,011	2,487,118
Aon PLC, Class A	3,101	1,237,578
Globe Life, Inc.	7,080	932,578
Hanover Insurance Group, Inc. (The)	2,920	507,934
Hartford Financial Services Group, Inc. (The)	12,502	1,546,873
Progressive Corp. (The)	7,835	2,217,383
Travelers Cos., Inc. (The)	18,103	4,787,519
W R Berkley Corp.	4,494	319,793
		14,317,197
Interactive Media & Services - 6.5%
Alphabet, Inc., Class A	84,726	13,102,029
Alphabet, Inc., Class C	57,641	9,005,253
Meta Platforms, Inc., Class A	28,122	16,208,396
		38,315,678
IT Services - 0.6%
Accenture PLC, Class A	9,725	3,034,589
International Business Machines Corp.	2,952	734,044
		3,768,633
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	2,186	255,718
Danaher Corp.	7,358	1,508,390
Mettler-Toledo International, Inc. *	258	304,675
Thermo Fisher Scientific, Inc.	5,048	2,511,885
		4,580,668
Machinery - 1.6%
Caterpillar, Inc.	3,969	1,308,976
Cummins, Inc.	2,648	829,989
Dover Corp.	1,559	273,885
Flowserve Corp.	17,812	869,938
Illinois Tool Works, Inc.	3,478	862,579
Parker-Hannifin Corp.	5,541	3,368,097
Pentair PLC	13,681	1,196,814

	Shares/ Principal	Fair Value

Machinery (continued)
Westinghouse Air Brake Technologies Corp.	3,646	$661,202
		9,371,480
Media - 0.7%
Comcast Corp., Class A	105,137	3,879,555
Fox Corp., Class B	1,623	85,549
New York Times Co. (The), Class A	7,720	382,912
		4,348,016
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	34,474	1,305,186
Newmont Corp.	9,847	475,413
Nucor Corp.	8,464	1,018,558
		2,799,157
Multi-Utilities - 0.6%
CMS Energy Corp.	13,828	1,038,621
Consolidated Edison, Inc.	12,233	1,352,847
NiSource, Inc.	21,774	872,920
		3,264,388
Oil, Gas & Consumable Fuels - 3.1%
Cheniere Energy, Inc.	7,160	1,656,824
Chevron Corp.	16,778	2,806,792
ConocoPhillips	25,368	2,664,147
Devon Energy Corp.	65,175	2,437,545
EOG Resources, Inc.	1,835	235,320
Exxon Mobil Corp.	29,857	3,550,889
Marathon Petroleum Corp.	3,179	463,149
Ovintiv, Inc.	1,506	64,457
Targa Resources Corp.	11,707	2,346,902
Valero Energy Corp.	678	89,544
Williams Cos., Inc. (The)	36,282	2,168,212
		18,483,781
Passenger Airlines - 0.2%
Delta Air Lines, Inc.	21,710	946,556

Pharmaceuticals - 3.2%
Bristol-Myers Squibb Co.	17,431	1,063,117
Eli Lilly & Co.	9,349	7,721,432
Johnson & Johnson	9,396	1,558,233
Merck & Co., Inc.	44,985	4,037,854
Pfizer, Inc.	128,495	3,256,063
Zoetis, Inc.	8,733	1,437,888
		19,074,587
Professional Services - 0.0%†
Booz Allen Hamilton Holding Corp.	1,187	124,136

Retail REITs - 0.9%
Brixmor Property Group, Inc.	14,732	391,135
Kimco Realty Corp.	60,192	1,278,478
NNN REIT, Inc.	4,155	177,211
Simon Property Group, Inc.	20,254	3,363,784
		5,210,608

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

	Shares/ Principal	Fair Value

Semiconductors & Semiconductor
Equipment - 9.9%
Advanced Micro Devices, Inc. *	26,112	$2,682,747
Applied Materials, Inc.	8,655	1,256,013
Broadcom, Inc.	57,596	9,643,298
Intel Corp.	32,799	744,865
KLA Corp.	1,867	1,269,187
Lam Research Corp.	39,981	2,906,619
Marvell Technology, Inc.	12,453	766,731
Micron Technology, Inc.	3,869	336,177
NVIDIA Corp.	310,965	33,702,387
QUALCOMM, Inc.	24,216	3,719,820
Texas Instruments, Inc.	6,807	1,223,218
		58,251,062
Software - 9.7%
Adobe, Inc. *	9,600	3,681,888
Autodesk, Inc. *	9,353	2,448,615
Cadence Design Systems, Inc. *	2,391	608,103
Datadog, Inc., Class A *	1,060	105,163
Elastic NV *	2,290	204,039
Fair Isaac Corp. *	383	706,313
Fortinet, Inc. *	19,307	1,858,492
HubSpot, Inc. *	198	113,116
Intuit, Inc.	3,105	1,906,439
Microsoft Corp.	97,903	36,751,807
Oracle Corp.	10,277	1,436,827
Palantir Technologies, Inc., Class A *	18,695	1,577,858
Palo Alto Networks, Inc. *	2,785	475,232
SailPoint, Inc. *	5,429	101,794
Salesforce, Inc.	9,446	2,534,929
ServiceNow, Inc. *	3,367	2,680,603
		57,191,218
Specialized REITs - 1.1%
CubeSmart	40,344	1,723,092
Digital Realty Trust, Inc.	3,384	484,893
Equinix, Inc.	2,539	2,070,174
Extra Space Storage, Inc.	4,215	625,885
Iron Mountain, Inc.	13,413	1,154,055
Public Storage	482	144,258
		6,202,357
Specialty Retail - 2.1%
AutoNation, Inc. *	897	145,242
Home Depot, Inc. (The)	20,105	7,368,281
Lithia Motors, Inc., Class A	780	228,961
O'Reilly Automotive, Inc. *	708	1,014,267
TJX Cos., Inc. (The)	27,252	3,319,294
Urban Outfitters, Inc. *	4,505	236,062
		12,312,107
Technology Hardware, Storage & Peripherals - 7.2%
Apple, Inc.	190,093	42,225,358

	Shares/ Principal	Fair Value

Textiles, Apparel & Luxury Goods - 0.2%
Lululemon Athletica, Inc. *	793	$224,466
Ralph Lauren Corp.	4,220	931,523
		1,155,989
Tobacco - 0.8%
Altria Group, Inc.	1,533	92,011
Philip Morris International, Inc.	28,230	4,480,948
		4,572,959
Trading Companies & Distributors - 0.0%†
Watsco, Inc.	129	65,571

Wireless Telecommunication Services -
0.0%†
T-Mobile US, Inc.	486	129,621

Total Common Stocks
(Cost - $404,821,882)		579,761,300
Short-Term Investments - 1.4%
Money Market Funds - 1.4%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.23%(a) (Cost - $8,323,788)	8,323,788	8,323,788

Total Short-Term Investments (Cost - $8,323,788)		8,323,788
Total Investments - 99.9%
(Cost - $413,145,670)		$588,085,088
Other Assets Less Liabilities - Net 0.1%		688,145
Total Net Assets - 100.0%		$588,773,233

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.

ADR	-	American Depositary Receipt
PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
S&P 500 E-Mini Future	Goldman Sachs & Co.	34	6/20/2025	$9,610,525	$(68,691)